RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,002,054,375	$ 909,951,597
Less: Cumulative deemed distributions of participant loans	(239,318)	(227,488)
Net assets available for benefits per Form 5500	$ 1,001,815,057	$ 909,724,109